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<filename>Common Pension Fund B 13F-September 2010.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Timothy M. Walsh
Title:	Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Timothy M. Walsh  Trenton, NJ 	October 25, 2010


Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   10

Form 13F Information Table Value Total:	   193637 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title            Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class                   x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
BLACKROCK CORPORATE HIGH YIEL COM COM              09255P10  4620       400000     SH         SOLE            400000
BLACKROCK DEBT STRATEGIES FD COM  COM              09255R10  3207       805811.1   SH         SOLE            805811.1
DEX ONE CORP COMMON STOCK         COM              25212W10  53         4327       SH         SOLE            4327
HORIZON LINES INC SR NT           NOTE 4.250% 8/1  44044KAB  592        650000     SH         SOLE            650000
ISHARES IBOXX   HIGH YIELD COR ISHHIGH YLD CORP    46428851  4485       50000      SH         SOLE            50000
ISHARES IBOXX INVESTMENT GRADE ISHIBOXX INV CPBD   46428724  147017     1300000    SH         SOLE            1300000
LEAP WIRELESS INTL INC 07/14 CONV NOTE 4.500% 7/1  521863AL  4          5000       SH         SOLE            5000
PIMCO HIGH INCOME FUND PIMCO HIGH COM SHS          72201410  28776      2200000    SH         SOLE            2200000
SUPERMEDIA INC COMMON STOCK USD.01COM              86844710  3          288        SH         SOLE            288
WESTERN ASSET HIGH INCOME FUND WESCOM              95766J10  4880       500000     SH         SOLE            500000